Average Annual Total Returns - PGIM Short Duration High Yield Income Fund	A One Year	A Five Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 SinceInception	R6 InceptionDate	Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index One Year	Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index Five Years	Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index SinceInception
Total	1.55%	5.09%	4.06%	Oct. 26, 2012	2.01%	4.76%	3.56%	Oct. 26, 2012	4.15%	5.84%	4.61%	Oct. 26, 2012	1.97%	3.39%	2.06%	Oct. 26, 2012	2.38%	3.36%	2.33%	Oct. 26, 2012	4.20%	5.87%	4.87%	Oct. 27, 2014	4.57%	6.57%	4.89%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class A shares, Class C shares and Class Z shares.